Goodwill And Intangible Assets, Net (Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Aggregate amortization expense	$ 34,585	$ 23,490	$ 21,725